Management Fees Fee Waiver Or Reimbursement Over Assets [Member] Shareholder Fees - AB Large Cap Value Fund	Jun. 30, 2026
Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Advisor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Class Z
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%

[1]
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

[2]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.